INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

8       INCOME TAXES

Current income tax is the expected tax expense, payable or receivable on taxable income or loss for the period, using tax rates enacted or substantively enacted at reporting date, and any adjustment to tax payable in respect of previous years.

Income tax payable

Current income tax payable consisted of the following items as of December 31:

	2025	2024
Current tax payable	19	23
Total income tax payable	19	23

Income tax assets

The Group has US$5 current income tax assets as of December 31, 2025 and US$— in 2024.

Income tax expense

Income tax expense consisted of the following for the year ended December 31:

	2025	2024	2023
Current income taxes
Current year	(66)	(64)	(67)
Total current income taxes	(66)	(64)	(67)
Deferred income taxes
Movement of temporary differences and losses	(8)	—	2
Total deferred tax (expense)/benefit	(8)	—	2
Income tax expense	(74)	(64)	(65)

Effective tax rate

The following table provides a reconciliation between income tax expense calculated at the applicable statutory tax rate and actual income tax expense recognized in the consolidated statement of income, along with the principal reconciling items and their quantitative effects, for the years ended December 31, 2025, 2024, and 2023. Following the formation of the Group’s headquarters in UAE during 2025, the applicable statutory tax rate is 9% for the year ended December 31, 2025 (Dubai, United Arab Emirates) compared to 25.8% for the years ended December 31, 2024 and 2023 (the Netherlands):

	2025	2024	2023	Explanatory notes
Profit before tax	198	347	346
Income tax expense at statutory tax rate 2025: 9% (2024/2023: 25.8%)	(18)	(90)	(89)	The Company is in the process of obtaining a Qualified Freezone Entity status with 0% tax rate, the analysis considers the statutory tax rate in UAE of 9% as the base for ETR reconciliation
Difference due to the effects of:
Different tax rates in different jurisdictions	(44)	27	27

The Group operates in jurisdictions with income tax rates different from the UAE statutory rate of 9%. Profits generated in Ukraine are subject to an 18% income tax rate, which is higher than the UAE rate and therefore increases the Group’s effective tax rate and tax expense. One-time listing cost of US$162 incurred in 2025 — lowering PBT, impacting tax at UAE statutory tax rate of 9% (US$15 impact).

Withholding tax	(1)	—	—	WHT are recognized to the extent that dividends are expected to be paid in the foreseeable future.
Non-deductible expenses	(4)	(1)	(3)	The non-deductible expenses of US$4 are mainly driven by non-deductible personnel expenses
Other	(7)	—	—	Adjustments relating to prior tax periods and consolidation effects, including assessed tax risks and other tax-versus-book differences.
Income tax expense	(74)	(64)	(65)
Effective tax rate	37.4%	18.4%	18.8%

Deferred taxes

The Group reported the following deferred tax liabilities in the statement of financial position as of December 31:

	2025	2024
Deferred tax liabilities	(21)	(6)
Net deferred tax position	(21)	(6)

The following table shows the movements of net deferred tax positions in 2025:

		Movement in deferred taxes
	Opening balance	Net income statement movement	Acquired in business combinations	Closing balance
Property and equipment	(10)	(9)	—	(19)
Intangible assets	(2)	2	(7)	(7)
Trade receivables	2	1	—	3
Provisions	1	—	—	1
Accounts payable	1	—	—	1
Other	2	(2)	—	—
Net deferred tax positions	(6)	(8)	(7)	(21)

The following table shows the movements of net deferred tax positions in 2024:

		Movement in deferred taxes
	Opening balance	Net income statement movement	Closing balance
Property and equipment	(5)	(5)	(10)
Intangible assets	(4)	2	(2)
Trade receivables	2	—	2
Provisions	1	—	1
Accounts payable	1	—	1
Other	—	2	2
Net deferred tax positions	(5)	(1)	(6)

The deferred tax asset is recognized for unused tax losses and other credits carried forward, to the extent that it is probable that the deferred tax asset will be utilized. The amount and expiry date of unused tax losses and other carry forwards for which no deferred tax asset is recognized are as follows:

As of December 31, 2025	Indefinite	Total
Tax losses expiry
Non-recognized losses	(168)	(168)
Non-recognized DTA	15	15

Other credits carried forward expiry
Non-recognized credits	—	—
Non-recognized DTA	—	—
As of December 31, 2024	Indefinite	Total
Tax losses expiry
Recognized losses	(1)	(1)
Recognized DTA	—	—
Non-recognized losses	(253)	(253)
Non-recognized DTA	65	65

Other credits carried forward expiry
Recognized credits	—	—
Recognized DTA	—	—
Non-recognized credits	(303)	(303)
Non-recognized DTA	78	78

For the year ended December 31, 2024, Kyivstar Holdings B.V. was a member of a Dutch fiscal unity for corporate income tax purposes. As of December 31, 2024, Kyivstar Holdings B.V. had accumulated tax losses and other temporary differences for which no deferred tax assets were recognized, as management assessed that it was not probable that sufficient future taxable profits would be available for utilization.

In 2025, the Group accumulated US$168 in losses, including SPAC Merger costs. No deferred tax assets were recognized as these losses are not expected to be recoverable against future taxable profits.

ACCOUNTING POLICIES

Income taxes

Income tax expense represents the aggregate amount determined on the profit for the period based on current tax and deferred tax. In cases where the tax relates to items that are charged to other comprehensive income or directly to equity, the tax is also charged respectively to other comprehensive income or directly to equity.

Uncertain tax positions

The Group’s policy is to comply with the applicable tax regulations in the jurisdictions in which its operations are subject to income taxes. The Group’s estimates of current income tax expense and liabilities are calculated assuming that all tax computations filed by the Group will be subject to a review or audit by the relevant tax authorities. Uncertain tax positions are generally assessed individually, using the most likely outcome method. The Group and the relevant tax authorities may have different interpretations of how regulations should be applied to actual transactions (refer below for details regarding risks and uncertainties).

Deferred taxation

Deferred taxes are recognized using the liability method and thus are computed as the taxes recoverable or payable in future periods in respect of deductible or taxable temporary differences between the tax bases of assets and liabilities and their carrying amounts in the Group’s financial statements.

SOURCE OF ESTIMATION UNCERTAINTY

Tax risks

The tax legislation in Ukraine is unpredictable and gives rise to significant uncertainties, which could complicate our tax planning and business decisions. Tax laws in Ukraine have been in force for a relatively short period of time as compared to tax laws in more developed market economies. Tax authorities are often less advanced in their interpretation of tax laws, as well as in their enforcement and tax collection methods.

Any sudden and unforeseen amendments of tax laws or changes in the tax authorities’ interpretations of the respective tax laws and/or double tax treaties, could have a material adverse effect on our future results of operations, cash flows or the amounts of dividends available for distribution to shareholders in a particular period (e.g. introduction of transfer pricing rules, Controlled Foreign Operation (“CFC”) legislation and more strict tax residency rules).

Management believes that the Group has paid or accrued all taxes that are applicable. Where uncertainty exists, the Group has accrued tax liabilities based on management’s best estimate. From time to time, we may also identify tax contingencies for which we have not recorded an accrual. Such unaccrued tax contingencies could materialize and require us to pay additional amounts of tax. The potential financial effect of such tax contingencies are disclosed in Note 7 and above in this Note 8, unless not practicable to do so.

Uncertain tax positions

Uncertain tax positions are recognized when it is probable that a tax position will not be sustained. The expected resolution of uncertain tax positions is based upon management’s judgment of the likelihood of sustaining a position taken through tax audits, tax courts and/or arbitration, if necessary. Circumstances and interpretations of the amount or likelihood of sustaining a position may change through the settlement process. Furthermore, the resolution of uncertain tax positions is not always within the control of the Group, and it is often dependent on the efficiency of the legal processes in the relevant taxing jurisdictions in which the Group operates. Issues can, and often do, take many years to resolve.

Recoverability of deferred tax assets

Deferred tax assets are recognized to the extent that it is probable that the assets will be realized. Significant judgment is required to determine the amount that can be recognized and depends foremost on the expected timing, level of taxable profits, tax planning strategies and the existence of taxable temporary differences. When an entity has a history of recent losses, the deferred tax asset arising from unused tax losses is recognized only to the extent that there is convincing evidence that sufficient future taxable profit will be generated. Estimated future taxable profit is not considered such evidence unless that entity has demonstrated the ability by generating significant taxable profit for the current year or there are certain other events providing sufficient evidence of future taxable profit. New transactions and the introduction of new tax rules may also affect judgments due to uncertainty concerning the interpretation of the rules and any transitional rules.

Pillar Two legislation has been substantively enacted in the Netherlands, the UAE and Cyprus but not in Ukraine and Uzbekistan. The legislation is effective for the Group’s financial year beginning January 1, 2025 (as the first year of the Group formation). The Group is in scope of the enacted or substantively enacted legislation and has performed an assessment of the Group’s potential exposure to Pillar Two income taxes.

The Group is a constituent entity within the VEON Ltd. multinational enterprise group for OECD Pillar Two purposes, with VEON Ltd. acting as the Ultimate Parent Entity (UPE) and responsible for Pillar Two compliance, including the centralized preparation and filing of the GloBE Information Return (GIR).

Accordingly, the Group is not required to file a standalone GloBE Information Return, subject to VEON Ltd.’s compliance with the centralized filing and applicable information exchange requirements, and KGL’s role is limited to providing relevant data inputs and fulfilling any local notification obligations, where required. Any Income Inclusion Rule (“IIR”) or Undertaxed Profits Rule (“UTPR”) liability would therefore be assessed and, if applicable, recognized at the VEON Ltd. level.

Based on current OECD Pillar Two guidance and enacted or substantively enacted legislation as of December 31, 2025, and preliminary jurisdictional effective tax rate analyses, the Group does not currently expect a material Pillar Two top-up tax exposure to arise in respect of the Group’s constituent entities for FY2025. This assessment reflects the Group’s holding company structure, the statutory tax profiles and operational substance of its operating entities in Ukraine, Uzbekistan, and Cyprus, and the anticipated availability of applicable Safe Harbour mechanisms.

However, the Pillar Two framework remains subject to ongoing interpretative guidance and domestic implementation developments. The final impact, if any, will depend on the completion of FY2025 GloBE calculations, satisfaction of Safe Harbour conditions, and future legislative or administrative changes during the first targeted Globe Information Return filing in June 2026.

The Group has applied the temporary mandatory exception to the requirement to recognize deferred tax assets and liabilities related to Pillar Two income taxes.